Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable Interest Entities

27. Variable interest entities

Our leasing and financing activities require us to use many forms of entities to achieve our business objectives and we have participated to varying degrees in the design and formation of these entities. Our involvement in VIEs varies and includes being a passive investor in the VIE with involvement from other parties, managing and structuring all the VIE’s activities, or being the sole shareholder of the VIE.

During the year ended December 31, 2015, we have not provided any financial support to any of our VIEs that we were not contractually obligated to provide.

Consolidated VIEs

As of December 31, 2015 and 2014, substantially all assets and liabilities presented in our Consolidated Balance Sheets were held in consolidated VIEs. The assets of our consolidated VIEs which can only be used to settle obligations of these entities, and the liabilities of these VIEs for which creditors do not have recourse to our general credit are disclosed in Supplemental balance sheet information. Further details of debt held by our consolidated VIEs are disclosed in Note 15 – Debt.

Wholly-owned ECA and Ex-Im financing vehicles

We have created certain wholly-owned subsidiaries for the purpose of purchasing aircraft and obtaining financing secured by such aircraft. The secured debt is guaranteed by the European ECAs and the Export-Import Bank of the United States. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We have determined we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.

Other secured financings

We have created a number of wholly-owned subsidiaries for the purpose of obtaining secured financings. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. We have determined we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.

Wholly-owned leasing entities

We have created wholly-owned subsidiaries for the purpose of facilitating aircraft leases with airlines. These entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes, which serve as equity. We have determined we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the entities’ economic performance, we absorb the majority of the risks and rewards of these entities and we guarantee the activities of these entities.

Limited recourse financing structures

We have established entities to obtain secured financings for the purchase of aircraft in which we have variable interests. The entities meet the definition of a VIE because they do not have sufficient equity to operate without subordinated financial support from us in the form of intercompany notes. The loans of these entities are non-recourse to us except under limited circumstances. We have determined that we are the PB of these entities because we control and manage all aspects of these entities, including directing the activities that most significantly affect the economic performance of the entity, and we absorb the majority of the risks and rewards of these entities.

AerCap Partners I

AerCap Partners I Holding Limited (“AerCap Partners I”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners I for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2015, AerCap Partners I had a portfolio consisting of 11 Boeing 737NG aircraft. As of December 31, 2015, AerCap Partners I had $127.0 million outstanding under a senior debt facility, which is guaranteed by us, and $80.8 million of subordinated debt outstanding, consisting of $40.4 million from us and $40.4 million from our joint venture partner.

AerCap Partners II

AerCap Partners II Holding Limited (“AerCap Partners II”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners II for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2015, AerCap Partners II had a portfolio consisting of three Airbus A320 aircraft. As of December 31, 2015, AerCap Partners II had $56.7 million outstanding under an ECA senior debt facility, which is guaranteed by us, and $16.8 million of subordinated debt outstanding, consisting of $8.4 million from us and $8.4 million from our joint venture partner.

AerCap Partners 767

AerCap Partners 767 Limited (“AerCap Partners 767”) is a 50%-50% joint venture owned by us and Deucalion Aviation Funds. We provide lease management, insurance management and aircraft asset management services to AerCap Partners 767 for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2015, AerCap Partners 767 had a portfolio consisting of two Boeing 767-300ER aircraft. As of December 31, 2015, AerCap Partners 767 had $20.8 million outstanding under a senior debt facility,which is limited recourse to us and $30.9 million of subordinated debt outstanding, consisting of $15.45 million from us and $15.45 million from our joint venture partner.

ALS II

We hold a  5% equity investment and 100% of the subordinated fixed rate deferrable interest asset backed notes (“ALS II Class E-1 Notes”) in ALS II. We provide lease management, insurance management and aircraft asset management services to ALS II for a fee.  We have determined that we are the PB of the entity because we have control and we absorb the majority of the risks and rewards of the entity.

As of December 31, 2015, ALS II had a portfolio consisting of 30 Airbus A320 family aircraft. As of December 31, 2015, ALS II had $210.6 million of senior Class A notes outstanding and $340.3 million of ALS II Class E-1 Notes outstanding due to us.

AerFunding

We hold a 5% equity investment and 100% of the subordinated fixed rate deferrable interest asset backed notes (“AerFunding Class E-1 Notes”) in AerFunding. We provide lease management, insurance management and aircraft asset management services to AerFunding for a fee. We have determined that we are the PB of the entity because we have control and we absorb the majority of the risks and rewards of the entity.

As of December 31, 2015, AerFunding had a portfolio consisting of 14 Airbus A320 family aircraft, five Airbus A330 aircraft, 11 Boeing 737NG aircraft and two Boeing 787 aircraft. As of December 31, 2015, AerFunding had $1.1 billion outstanding under a secured revolving credit facility and $313.4 million of AerFunding Class E-1 Notes outstanding due to us.

AerLift Jet

AerLift Jet is a 50%-50% joint venture owned by us and a U.S.-based aircraft leasing company. We have an agreement to provide lease management, insurance management and aircraft asset management services to AerLift Jet for a fee. We have determined that we are the PB of the entity because we direct the activities that most significantly affect the economic performance of the entity and we absorb a significant portion of the risks and rewards of the entity.

As of December 31, 2015, AerLift Jet owned four aircraft and had $33.6 million outstanding under secured bank loans.

Non-consolidated VIEs

 The following table presents our maximum exposure to loss in VIEs for which we are not the PB as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Carrying value of investments (Note 11)	$114,711	$115,554
Carrying value of the ALS Note Receivable	85,747	79,254
Debt guarantee	248,105	267,260
Maximum exposure to loss	$448,563	$462,068

The maximum exposure to loss represents the amount that would be absorbed by us in the event that all of our assets held in the VIEs, for which we are not the PB, had no value and outstanding debt guarantees were called upon in full.

AerDragon

AerDragon is a joint venture with 50% owned by China Aviation Supplies Holding Company and the other 50% owned equally by us, affiliates of Crédit Agricole Corporate and Investment Bank, and East Epoch Limited. This joint venture enhances our presence in the Chinese market and our ability to lease our aircraft and engines throughout the entire Asia/Pacific region. We provide certain aircraft- and accounting-related services to AerDragon, and guarantee debt secured by certain aircraft which AerDragon purchased directly from us for a fee. As of December 31, 2015 and 2014, we guaranteed debt of $7.5 million and $11.3 million, respectively, for AerDragon. With the exception of the debt for which we act as a guarantor, the obligations of AerDragon are non-recourse to us.

As of December 31, 2015, AerDragon had 27 narrowbody and one widebody aircraft on lease to ten airlines and had a further two aircraft on order. AerDragon completed the sales of two narrowbody aircraft to a third party during the year ended December 31, 2015.

We have determined that AerDragon is a VIE, in which we do not have control and therefore we are not the PB. We do have significant influence and, accordingly, we account for our investment in AerDragon under the equity method of accounting.

AerLift

AerLift is a joint venture in which we have a 39% interest. We provide asset and lease management, insurance management and cash management services to AerLift for a fee. As of December 31, 2015 and 2014, we guaranteed debt of $168.9 million and $173.1 million, respectively, for AerLift. Other than the debt for which we act as a guarantor, the debt obligations of AerLift are non-recourse to us.

As of December 31, 2015, AerLift owned six aircraft. We have determined that AerLift is a VIE in which we do not have control and therefore we are not the PB. We do have significant influence and, accordingly, we account for our investment in AerLift under the equity method of accounting.

ACSAL

In June 2013, we completed a transaction under which we sold eight Boeing 737-800 aircraft to ACSAL, an affiliate of Guggenheim, in exchange for cash, and we made a capital contribution to ACSAL in exchange for 19% of its equity. We provide aircraft asset and lease management services to ACSAL for a fee. As of December 31, 2015, ACSAL continued to own the eight aircraft.

We determined that ACSAL is a VIE in which we do not have control and therefore we are not the PB. We do have significant influence and, accordingly, we account for our investment in ACSAL under the equity method of accounting.

AerCap Partners III

In 2010, we entered into a 50% joint venture, AerCap Partners III Holdings Limited (“AerCap Partners III”), which initially owned three Airbus A330 aircraft. On June 1, 2011, we sold our 50% interest in the three Airbus A330 aircraft but we continue to guarantee debt for AerCap Partners III for a fee. As of December 31, 2015 and 2014, we guaranteed $71.7 million and $82.9 million of debt for AerCap Partners III, respectively. Other than the debt for which we act as a guarantor, the obligations of AerCap Partners III are non-recourse to us. We have determined that AerCap Partners III is a VIE in which we do not have control and therefore we are not the PB.

ALS

In 2012, we completed the ALS Transaction. In addition, we obtained financing (the "ALS Coupon Liability") in return for which we received a contingent asset (the "ALS Note Receivable") with the substance of a structured note. Repayments of the ALS Coupon Liability are equal to an annual 8% coupon of the purchase price, paid until the earlier of December 2016 or the month in which the senior securities issued by ALS (the “G-Notes”), are fully repaid. The ALS Note Receivable will be received following the repayment of the G-Notes and is equal to a maximum of 20% of the portfolio cash flows on a pro rata basis up to a cap which will be equal to the total ALS Coupon Liability. As of December 31, 2015 and 2014, the ALS Note Receivable was $85.7 million and $79.3 million, respectively, and $28.0 million and $53.1 million, respectively, was outstanding under the ALS Coupon Liability. We have determined that ALS is a VIE in which we do not have control and therefore we are not the PB.

Other joint ventures

We had an economic interest in AerCo. On August 4, 2015, AerCo entered into a creditor’s winding up. On February 16, 2016, AerCo Limited was dissolved. AerCo was an aircraft securitization vehicle in which we held the most junior class of subordinated notes and certain notes immediately senior to those junior notes. We provided a variety of management services to AerCo for which we received fees. For the years ended December 31, 2015 and 2014, AerCo was a VIE for which we determined that we did not have control and were not the PB and, accordingly, we did not consolidate the financial results of AerCo in our Consolidated Financial Statements. Historically, the investment in AerCo had been written down to zero. On October 15, 2015, AerCo disclosed that no further payments of interest or principal would be made in respect of the classes of notes held by us. Hence, we will not realize any value from the creditor’s winding up of AerCo.

In 2014, we sold our 42.3% equity interest in AerData, an integrated software solution provider for the aircraft leasing industry. AerData continues to provide software services to us.

Other variable interest entities

We have variable interests in other entities in which we have determined we are not the PB because we do not have the power to direct the activities that most significantly affect the entity's economic performance. Our variable interest in these entities consists of servicing fees that we receive for providing aircraft management services.